Cash and Bank Balances - Schedule of Cash and Bank Balances (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cash and Bank Balances [Abstract]
Cash at banks	$ 1,185	$ 231,905
Cash on hand	101,512	3,443
Cash and bank balances	$ 102,697	$ 235,348	$ 361,471	$ 116,691